Share-Based Compensation - Summary of Option Activity under ESOP (Detail) - CNY (¥)	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of options, Beginning balance		5,569,105
Number of options, Granted	5,569,105	5,569,105
Number of options, Exercised		0
Number of options, Forfeited		(311,213)
Number of options, Ending balance	5,569,105	10,826,997
Weighted average exercise price, Beginning balance
Weighted average exercise price, Granted	0
Weighted average exercise price, Exercised		0
Weighted average exercise price, Forfeited		0
Weighted average exercise price, Ending balance		0
Weighted average grant date fair value, Beginning balance		38
Weighted average grant date fair value, Granted	38	27
Weighted average grant date fair value, Exercised		0
Weighted average grant date fair value, Forfeited		34
Weighted average grant date fair value, Ending balance	¥ 38	¥ 32
Aggregate Intrinsic Value, Beginning balance		¥ 211,625,990
Aggregate Intrinsic Value, Granted	211,625,990	150,365,835
Aggregate Intrinsic Value, Exercised		0
Aggregate Intrinsic Value, Forfeited		(10,659,364)
Aggregate Intrinsic Value, Ending balance	¥ 211,625,990	¥ 351,332,461